CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Clinical testing revenues	$ 9,234	$ 6,668	$ 1,099
Licensing revenues	0	1,600	228
Total revenues	9,234	8,268	1,327
Cost of clinical testing revenues	7,439	6,192	1,310
Cost of licensing revenues	0	80	0
Total cost of revenues	7,439	6,272	1,310
Gross profit	1,795	1,996	17
Operating expenses:
Research and development, net	3,156	2,956	1,927
Sales, marketing and business development	6,806	7,350	6,848
General and administrative	7,497	7,566	5,494
Gain from bargain purchase related to acquisition of CynoGen, Inc.	0	(155)	0
Total operating expenses	17,459	17,717	14,269
Operating loss	15,664	15,721	14,252
Financial expenses, net	603	1,605	259
Loss before income taxes	16,267	17,326	14,511
Income tax (benefit) expense	(34)	19	15
Net loss	$ 16,233	$ 17,345	$ 14,526
Basic and diluted net loss per Ordinary Share	$ 9.31	$ 13.79	$ 15.51
Weighted average number of Ordinary Shares used to compute basic and diluted net loss per Ordinary Share	1,743,067	1,257,724	936,658